Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance, beginning of year	$ 5,639	$ 4,655	$ 5,815
Increases in tax positions taken in current year	4,675	2,337	446
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(28)	(1,353)	(1,606)
Balance, end of year	$ 10,286	$ 5,639	$ 4,655